Statements of Cash Flows (Angels of Mercy, Inc., USD $)	12 Months Ended
Dec. 31, 2012
Angels of Mercy, Inc.
Operating activities:
Net income	$ (40,723)
Depreciation and amortization	1,868
Changes in operating assets and liabilities:
Accounts receivable	(118,765)
Prepaid expenses and other current assets	15,986
Accounts payable	86,510
Net cash used in operating activities	(55,124)
Purchase of property and equipment
Net cash used in investing activities
Financing activities:
Repayment of notes payable	(24,412)
Net cash provided by financing activities	(24,412)
Net increase (decrease) in cash and cash equivalents	(79,536)
Cash and cash equivalents, beginning of period	97,956
Cash and cash equivalents, end of period	$ 18,420